ASSETS AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assets and liabilities classified as held for sale

Assets and liabilities classified as held for sale, and the results of discontinued and continuing operations, were as follows:

Consolidated and Parent company – Statements of financial position	2021	2020
Assets held for sale – investment in an affiliate (Light)	—	1,258
Assets held for sale – investment in an jointly controlled (Renova)	—	—
	—	1,258

Schedule of assets and liabilities over the cost paid in the step acquisitions

Cemig’s shares	68,621,263
Sale price of the shares – January 21, 2021	20
Total value	1,372
Estimated cost to sell (0.42%) (1)	(5)
Fair value, less cost to sell on 01/22/2021	1,367
Non-current asset held for sale carrying amount in 12/31/2020	(1,258)
Gains	109
IRPJ and CSLL	(37)
Gain after taxes	72

(1)	The estimated cost to sell includes financing, accounting and legal advices services.